SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Other Account Payable	¥ 34,634	¥ 77,739
Accrued Expenses	90,126	46,383
Accrued Vacation	9,785	7,529
Accrued Consumption Taxes (VAT)		26,808
Deposits Received	4,744	4,460
Others	2
Total	¥ 139,291	¥ 162,919